Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet
Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	December 31,
	2013	2012
	(In thousands)
Assets
Cash and cash equivalents	$2,117	$1,438
Investment in the Bank	38,089	38,529
Corporate owned life insurance	307	291
Other assets	2,374	1,996

Total assets	$42,887	$42,254

Liabilities and Stockholders’ Equity
Subordinated debentures	$4,000	$4,000
Other liabilities	16	1,628
Stockholders’ equity	38,871	36,626

Total liabilities and stockholders’ equity	$42,887	$42,254

Condensed Statements of Income
Condensed Statements of Income and Comprehensive Income

	Years Ended December 31,
	2013	2012
	(In thousands)

Operating Income
Dividends from subsidiary	$3,697	$3,511
Interest and dividend income from securities and federal funds	16	19

Total operating income	3,713	3,530

General, Administrative and Other Expenses	1,982	2,027

Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	1,731	1,503

Income Tax Benefits	555	614

Income Before Equity in Undistributed Income of Subsidiary	2,286	2,117

Equity in Undistributed Income of Subsidiary	326	281

Net Income	$2,612	$2,398

Comprehensive Income	$3,508	$2,231

Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	Years Ended December 31,
	2013	2012
	(In thousands)

Operating Activities
Net income	$2,612	$2,398
Items not requiring (providing) cash
Depreciation and amortization	12	12
Equity in undistributed income of subsidiary	(326)	(281)
Amortization of ESOP and share-based compensation plans	364	408
Net change in other assets and other liabilities	(357)	(724)

Net cash provided by operating activities	2,305	1,813

Financing Activities
Dividends paid to stockholders	(1,556)	(2,253)
Purchase of treasury stock	(70)	(63)
Shares purchased for deferred compensation plan	––	121

Net cash used in financing activities	(1,626)	(2,195)

Net Change in Cash and Cash Equivalents	679	(382)

Cash and Cash Equivalents at Beginning of Year	1,438	1,820

Cash and Cash Equivalents at End of Year	$2,117	$1,438